OTHER INCOME	12 Months Ended
Dec. 31, 2014
OTHER INCOME
OTHER INCOME

17. OTHER INCOME

        Other income for the year ended December 31, 2014 was RMB10.4 million, mainly representing a government grant in the form of a tax refund from the local government of the Group's operating entities located in Shanghai.